Share-based payment arrangements - Long term incentive plan 2019 (Equity-settled) (Details) $ in Thousands			12 Months Ended
	Apr. 01, 2020 shares installment	Apr. 01, 2019 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 installment	Dec. 31, 2019 installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					5 years
Number of options granted (in shares)			0	0
Expense from share-based payment transactions with employees | $			$ 3,945	$ 2,411	$ 761
Long term incentive plan 2019 (equity settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments | installment							3
Expense from share-based payment transactions with employees | $			0	$ 600	400
Long term incentive plan 2019 (equity settled) | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage							100.00%
Vesting period							3 years
Number of options granted (in shares)		152,346
Number of options vested (in shares)				105,626
Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments | installment						3
Expense from share-based payment transactions with employees | $			$ 200	$ 400	$ 300
Long term incentive plan 2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	100.00%
Vesting period	3 years		3 years
Number of installments | installment	3
Long term incentive plan 2020 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage						100.00%
Vesting period						3 years
Number of options granted (in shares)	144,392
Number of options vested (in shares)			88,127